Premises And Equipment (Schedule Of Capitalized Computer Software) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Computer software, Cost	$ 339,744	$ 224,028	$ 224,028
Computer software, Accumulated amortization	235,423	217,519	204,280
Net computer software	104,321	6,509	19,748
Amortization expense	$ 17,904	$ 13,239	$ 23,218
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years